Fair Value Measurements (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Sep. 30, 2020
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	$ 5.9	$ 3.2	$ 6.7
Total	5.9	3.2	6.7
Transfer between level 1 and level 2	0.0	0.0
Transfer between level 2 and level 1	0.0	0.0
Transfer into level 3	0.0	0.0
Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	0.0	0.0	0.0
Total	0.0	0.0	0.0
Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	5.9	3.2	6.7
Total	5.9	3.2	6.7
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
U.S. Government obligations	0.0	0.0	0.0
Total	$ 0.0	$ 0.0	$ 0.0